Stockholders’ Equity (Details) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 29, 2022	Apr. 29, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Stockholders’ Equity (Details) [Line Items]
Ordinary share authorized				500,000,000	500,000,000
Ordinary share par value				$ 0.0001	$ 0.0001
Ordinary share issued				14,006,250	10,250,000
Ordinary share outstanding				14,006,250	10,250,000
Ordinary share surrender			27,175,000			27,175,000
Initial public offering	3,881,250	3,881,250
Gross proceeds	$ 15,525,000	$ 15,525,000
Net proceeds	12,409,022	12,409,022
Ordinary shares value	388	388		$ 1,401	$ 1,013
Additional paid-in capital	$ 12,408,634	$ 12,408,634
Paid dividends				96,276	88,870
Statutory income				1,496,314	1,033,653
Non-controlling interests				$ 289,000	$ 878,969
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share issued				37,300,000		10,125,000
Ordinary share outstanding				37,300,000		10,125,000
After tax net income					50.00%
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share issued				10,125,000		37,300,000
Ordinary share outstanding				10,125,000		37,300,000
After tax net income					10.00%
Over-Allotment Option [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share	$ 4	$ 4
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share authorized				500,000,000
Ordinary share par value	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary share issued	506,250	506,250		14,006,250
Ordinary share outstanding				14,006,250
Mr. Tao Ling [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Wholly owned				28.90%
Mr. Xiaohong Yin [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Wholly owned				6.90%